UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total: $    512,217,502

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc.			      Common Stock	00206R102 $11,385,234 	 	  274,343     Sole	             Sole
Abbott Laboratories		      Common Stock	002824100 $11,034,513 		  206,060     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $ 2,791,872 		   57,600     Sole		     Sole
BP Amoco			      Common Stock	055622104 $11,564,619 	          160,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $20,423,993 	 	  417,754     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $11,479,634 		  363,740     Sole		     Sole
Broadridge Financial		      Common Stock	11133T103 $   275,328 	 	   14,400     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 3,319,920 	 	   42,400     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $12,065,526 		  143,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $22,147,842 		  431,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $10,795,737 		  206,380     Sole		     Sole
Colgate Palmolive Co.		      Common Stock	194162103 $10,473,275 		  161,500     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $12,840,519 		  456,633     Sole		     Sole
Dell Inc.			      Common Stock	24702R101 $26,771,335 	  	  937,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $11,226,573 	 	  253,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $11,062,784 		  217,600     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $12,011,616 	 	  143,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $12,632,862 	 	  193,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $12,169,403 		  317,905     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $10,057,663 		  255,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $22,742,121 	 	  957,160     Sole		     Sole
International Business Machines	      Common Stock	459200101 $12,587,900 	 	  119,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $11,503,221 		  186,680     Sole		     Sole
Kellogg Co.			      Common Stock	487836108 $12,533,180 		  242,000     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $10,504,812 		  210,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $22,855,753 		  775,560     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $10,356,623 	 	  144,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $10,957,056 	 	  168,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $11,191,477 		  437,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $11,699,528 		  191,200     Sole		     Sole
Progressive Corp.		      Common Stock	743315103 $25,605,100 		1,070,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $23,799,720 		1,367,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $21,336,210 	 	  567,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $13,150,420 		  151,520     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $11,643,246 		  282,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $ 9,957,875 		  194,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $10,834,372 		  225,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $22,428,640 		  526,000     Sole		     Sole

====================================================================================================================================

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